SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 22, 2019	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ordinary shares subject to possible redemption	13,253,962	13,221,769		13,068,649	13,198,309	13,220,779	13,350,958
Cash		$ 712,062	$ 241,416	$ 624,830		$ 382,161
Transaction costs	$ 3,187,305
Offering cost expense connection with warrant liability		4,078	4,078
Unrecognized tax benefits		0	0	0
Amount of FDIC			250,000	250,000
Accrued interest and penalties		$ 0	$ 0	$ 0
Aggregate shares in calculation of diluted income (loss) per share,			17,910,000	17,910,000